Intangible Assets Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Nov. 15, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 178,911,000	$ 169,399,000
Intangible assets	10,801,000	7,095,000	5,906,000
Loan acquisition costs	5,698,000	4,796,000	2,665,000
Total	16,499,000	11,891,000	8,571,000
Amortization in 2014	15,000,000
Amortization in 2015	16,000,000
Amortization of 2016	16,000,000
Amortization of 2017	16,000,000
Amortization of 2018	16,000,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	63,507,000	51,674,000
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	48,824,000	54,346,000
Fiberweb
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangibles				11,400,000
Fiberweb | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles				42,757,000
Fiberweb | Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles				$ 31,827,000